INVESTMENTS - eLong (Details)	1 Months Ended	6 Months Ended			12 Months Ended
	May 31, 2015 USD ($) director	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)
Value booked under equity method
Share of cumulative loss		$ (31,232,468)	¥ (207,567,857)	¥ (11,087,757)
eLong
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	38.00%
Payments made for investment | $	$ 422,000,000
Number of seats allocated | director	1
Total number of seats | director	8
Investment cost
Balance at beginning of value			2,732,852,735	¥ 2,615,954,303	¥ 2,615,954,303
Foreign currency translation			70,917,989		116,898,432
Total investment cost			2,803,770,724		2,732,852,735
Value booked under equity method
Share of cumulative loss			(255,175,524)		(98,560,550)
Amortization of outside difference, net of tax			(3,108,284)		(2,146,788)
Total booked value under equity method			(258,283,808)		(100,707,338)
Net book value			2,545,486,916		¥ 2,632,145,397
Gain/(loss) on equity dilution			¥ 26,000,000